Restructuring of the governance structure of the group (Details)	12 Months Ended
Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Establishment and accounting treatment of the Group	(1)Establishment of the Group On November 7, 2018, Woori Bank, a subsidiary of the parent company, obtained approval from the Financial Services Commission for the establishment of a holding company, and Woori Bank, held an extraordinary general meeting of shareholders on December 28, 2018 to approve the comprehensive transfer of six companies' shares of Woori Bank and its subsidiaries, Woori Finance Management Research Institute, Woori FIS Co., Ltd., Woori Fund Services Inc., Woori Credit Information Co. and Woori Private Equity Asset Management Co. to establish the financial holding company. As a result, Woori Bank and its subsidiaries, Woori Finance Research Institute Co., Ltd., Woori FIS Co., Ltd., Woori Fund Services Inc., Woori Credit Information Co., Ltd., and Woori Private Equity Asset Management Co., Ltd. were transferred as wholly-owned subsidiaries to the Group. The Group's common stocks were listed on the Korea Exchange on February 13, 2019 and its American Depositary Shares (ADSs) are being traded as the underlying common stock on the New York Stock Exchange since the same date. (2)Accounting treatment of the Group From the perspective of the Group, the establishment of the parent company in a comprehensive share transfer of the controlling, subordinate or subsidiary to restructure the governance under the same control is a transaction that lacks commercial substance with no change in the assets and liabilities of the subsidiary, with no significant change in the existing owners' absolute and relative interest in the Group net assets. Therefore, the Group accounted for the governance restructuring as it saw the consolidation entity continuing and presented the consolidated financial statements and notes in comparison. Consolidated financial statements in the comparative period are consolidated financial statements of Woori Bank and its subsidiaries (before the scheduled sale classification of five subsidiaries excluding Woori Bank) and consolidated financial statements in the first (current) period are consolidated financial statements of the parent and its subsidiaries, including Woori Bank.